Income Taxes (Tables)	6 Months Ended
Jul. 31, 2012
Income Taxes
Schedule of income tax expense

	Fiscal 2009	Fiscal 2010	Fiscal 2011
Current:
Federal	$—	$—	$291
State	1,427	964	2,165

	1,427	964	2,456

Deferred:
Federal	(22)	—	(10,912)
State	—	(118)	(359)

	(22)	(118)	(11,271)

Total income tax expense	$1,405	$846	$(8,815)

Schedule of differences between the effective tax rate reflected in the provision for income taxes on income (loss) before income taxes and the statutory federal rate

	Fiscal 2009	Fiscal 2010	Fiscal 2011
Computed tax at 35% of income (loss)	$(1,144)	$419	$8,938
State income taxes, net of federal income tax benefit	1,072	627	2,168
Stock-based compensation	30	(180)	53
Goodwill impairment	—	164	—
Change in valuation allowance	1,419	(234)	(20,050)
Other	28	50	76

Total income tax expense	$1,405	$846	$(8,815)

Effective income tax rate	(43.0)%	70.7%	(34.5)%

Schedule of significant components of the Company's deferred tax assets and liabilities

	February 1, 2011		January 31, 2012
	Current	Noncurrent	Current	Noncurrent
Deferred income tax assets:
Allowance for doubtful accounts	$39	$—	$36	$—
Inventories	465	—	682	—
Accrued liabilities	2,043	—	2,799	—
Noncurrent liabilities	—	1,788	—	3,392
Charitable contribution carryforward	—	107	250	—
Tax credits	—	366	654	—
Net operating loss carryforward	—	14,941	8,286	—
Goodwill	—	3,917	—	2,328

	2,547	21,119	12,707	5,720
Valuation allowance	(2,376)	(17,674)	—	—

	171	3,445	12,707	5,720

Deferred income tax liabilities:
Nonamortizing intangible assets	—	(29,878)	—	(30,053)
Other current assets	(89)	—	(133)	—
Amortizable intangible assets	—	(806)	—	(756)
Property and equipment	—	(2,721)	—	(5,956)

	(89)	(33,405)	(133)	(36,765)

Net deferred income tax assets (liabilities)	$82	$(29,960)	$12,574	$(31,045)

Schedule of reconciliation of the beginning and ending amount of unrecognized tax benefits

Balance at beginning of period	$369
Change	—

Balance at February 2, 2010	369
Change	—

Balance at February 1, 2011	369
Increases related to prior year tax positions	4

Balance at January 31, 2012	$373